Other Payables (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Employees	$ 368	$ 414
Current tax liabilities	177	183
Governmental (mainly in respect of royalties)	168	103
Accrued expenses	98	75
Derivative instruments	44	3
Income received in advance	41	33
Others	111	101
Other payables	$ 1,007	$ 912